Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Subordinated Liabilities [Line Items]
Undated subordinated liabilities	£ 205	£ 219
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.0625%	10.0625%
First call date	n/a	n/a
Undated subordinated liabilities	£ 205	£ 205
7.125% 30 Year Step-up perpetual callable subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.125%	7.125%
Notes maturity, year	30 years	30 years
First call date	2030	2030
Undated subordinated liabilities	£ 0	£ 14